Property and Equipment - Additional Information (Detail) (Property and equipment [Member], USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Property and equipment [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and plant under capital lease arrangement, cost	$ 13.7	$ 19.5
Property and plant under capital lease arrangement, net book value	$ 8.1	$ 11.0